Debt - Summary Of Interest Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Interest Expense Debt [Line Items]
Interest paid or accrued					$ 2,253	$ 440
Non-cash amortization of debt discount and deferred financing cost			$ 423		166	588
Total					$ 2,419	$ 1,028
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Schedule Of Interest Expense Debt [Line Items]
Interest paid or accrued	$ 935	$ 202	1,739	$ 303
Non-cash amortization of debt discount and deferred financing cost	199	212	423	422
Total	$ 1,134	$ 414	$ 2,162	$ 725